OTHER INTANGIBLE ASSETS, NET (Details Narrative) - JPY (¥) ¥ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization expense	¥ 3.7	¥ 4.2	¥ 5.4
Computer Software, Intangible Asset [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset straight-line amortization period	3 years	3 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset straight-line amortization period	5 years	5 years
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset straight-line amortization period	10 years	10 years